Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	December 31,
	2022	2023
	U.S. Dollars (in thousands)
Cost:
Patent registration costs	2,308	2,135
Acquired technology	12,200	-
Acquired trade names	2,700	-
Acquired customer relationship	2,000	-
	19,208	2,135

Less accumulated amortization	2,271	1,538

Total intangible assets, net	16,937	597

Schedule of estimated amortization expense
Year ended December 31,	U.S. Dollars (in thousands)
2024	3,827
2025	3,652
2026	2,805
2027	2,795
2028	2,378